DEFERRED INCOME TAXES - Narrative (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [Abstract]
Non-capital losses available for carry forward	CAD 1,460.2	CAD 1,234.6